Stockholders' equity (deficiency) - Summary of unvested stock options (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of options unvested, Beginning balance	84,990	138,160	31,803
Number of options unvested, Granted	491,817	30,000	152,698
Number of options unvested, Vested	(329,202)	(83,170)	(44,241)
Number of options unvested, Forfeited			(2,100)
Number of options unvested, Ending balance	247,605	84,990	138,160
Weighted average exercise price unvested, Beginning balance	$ 11.35	$ 14.39	$ 48.09
Weighted average exercise price unvested, Granted	0.61	6.10	11.35
Weighted average exercise price unvested, Vested	2.15	14.51	27.81
Weighted average exercise price unvested, Forfeited			21.10
Weighted average exercise price unvested, Ending balance	2.25	11.35	14.39
Weighted average grant date fair value, unvested, Beginning balance	5.82	7.63	25.74
Weighted average grant date fair value, unvested, Granted	0.40	2.56	6.01
Weighted average grant date fair value, unvested, Vested	1.18	7.65	15.02
Weighted average grant date fair value, unvested, Forfeited			11.32
Weighted average grant date fair value, unvested, Ending balance	$ 1.23	$ 5.82	$ 7.63